Stock-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Compensation cost related to options granted	$ 2,480,970	$ 482,295
Range of exercise prices for options, lower range limit	$ 0.04	$ 0.04
Range of exercise prices for options, upperr range limit	$ 2.00	$ 2.00
Aggregate intrinsic value for outstanding options	$ 2,085,866	$ 2,073,641
Aggregate intrinsic value for vested and exercisable options	$ 2,085,866	$ 2,073,641
Weighted average remaining contractual term for outstanding exercisable stock options	7 years 4 months 24 days	7 years 4 months 13 days
Stock Incentive Plan [Member]
Shares available for grant	32,500,000	22,500,000